Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.12750%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,670,764.46

Principal:
Principal Collections	$24,218,775.78
Prepayments in Full	$13,072,160.06
Liquidation Proceeds	$468,574.07
Recoveries	$109,238.47
Sub Total	$37,868,748.38
Collections	$40,539,512.84

Purchase Amounts:
Purchase Amounts Related to Principal	$195,686.93
Purchase Amounts Related to Interest	$721.80
Sub Total	$196,408.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,735,921.57

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,735,921.57
Servicing Fee	$801,467.02	$801,467.02	$0.00	$0.00	$39,934,454.55
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,934,454.55
Interest - Class A-2a Notes	$104,294.58	$104,294.58	$0.00	$0.00	$39,830,159.97
Interest - Class A-2b Notes	$58,543.88	$58,543.88	$0.00	$0.00	$39,771,616.09
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$38,389,658.34
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$38,046,877.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,046,877.34
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$37,918,610.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,918,610.67
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$37,829,134.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,829,134.00
Regular Principal Payment	$34,223,418.04	$34,223,418.04	$0.00	$0.00	$3,605,715.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,605,715.96
Residual Released to Depositor	$0.00	$3,605,715.96	$0.00	$0.00	$0.00
Total		$40,735,921.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,223,418.04
Total					$34,223,418.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,049,752.42	$62.99	$104,294.58	$0.33	$20,154,047.00	$63.32
Class A-2b Notes	$14,173,665.62	$62.99	$58,543.88	$0.26	$14,232,209.50	$63.25
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$34,223,418.04	$21.68	$2,105,320.55	$1.33	$36,328,738.59	$23.01

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$48,321,814.29	0.1518217	$28,272,061.87	0.0888276
Class A-2b Notes	$34,159,885.06	0.1518217	$19,986,219.44	0.0888276
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$838,901,699.35	0.5313372	$804,678,281.31	0.5096610

Pool Information
Weighted Average APR	3.353%	3.349%
Weighted Average Remaining Term	43.44	42.60
Number of Receivables Outstanding	45,847	44,910
Pool Balance	$961,760,424.12	$923,400,099.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$880,958,052.28	$846,159,229.38
Pool Factor	0.5565744	0.5343751

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$77,240,870.49
Targeted Overcollateralization Amount	$118,721,818.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$118,721,818.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$405,127.41
(Recoveries)		59	$109,238.47
Net Loss for Current Collection Period			$295,888.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3692%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5173%
Second Prior Collection Period			0.6430%
Prior Collection Period			0.5101%
Current Collection Period			0.3767%
Four Month Average (Current and Prior Three Collection Periods)			0.5118%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2080	$7,736,016.10
(Cumulative Recoveries)			$787,767.55
Cumulative Net Loss for All Collection Periods			$6,948,248.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4021%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,719.24
Average Net Loss for Receivables that have experienced a Realized Loss			$3,340.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	439	$10,674,274.60
61-90 Days Delinquent	0.16%	61	$1,435,399.09
91-120 Days Delinquent	0.01%	6	$95,995.19
Over 120 Days Delinquent	0.04%	15	$388,092.79
Total Delinquent Receivables	1.36%	521	$12,593,761.67

Repossession Inventory:
Repossessed in the Current Collection Period		31	$676,481.86
Total Repossessed Inventory		55	$1,396,497.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1621%
Prior Collection Period			0.1396%
Current Collection Period			0.1826%
Three Month Average			0.1614%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2079%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer